Summary of Significant Accounting Policies (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Total cash and cash equivalents (including restricted cash)	$ 165,694	$ 469,134	$ 22,742	$ 78,997	$ 1,174,867
One Energy Enterprises Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	844,749	1,368,991	573,673	648,037
Restricted Cash		1,106,798		1,106,375
Total cash and cash equivalents (including restricted cash)	$ 1,773,804	$ 2,475,789	$ 1,680,048	$ 1,754,412	$ 1,721,013